Inventories - Summary of Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [Abstract]
Raw materials and consumables	€ 1,274	€ 1,385
Finished goods and goods for resale	2,688	2,893
Total inventories	€ 3,962	€ 4,278